Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 283,527,689	$ 122
Non-current, Maturity	$ 229,020,029
Banco Santander [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 12
Banco Santander [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%
Nominal Interest Rate	3.17%
Current, Maturity	$ 65,829,996
Linea sobregiro Banco Santander [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Current, Maturity	$ 4
Linea sobregiro Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Current, Maturity	$ 2
Banco de Chile [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%
Nominal Interest Rate	3.17%
Current, Maturity	$ 73,453,456
Scotiabank Chile [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%
Nominal Interest Rate	3.17%
Current, Maturity	$ 73,453,456
Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.14%
Nominal Interest Rate	4.14%
Current, Maturity	$ 70,214,637
Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.25%
Nominal Interest Rate	4.25%
Current, Maturity	$ 377,320
Non-current, Maturity	$ 104,100,013
Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.17%
Nominal Interest Rate	4.17%
Current, Maturity	$ 158,913
Non-current, Maturity	$ 104,100,014
INTER-AMERICAN INVESTIMENT CORPORATION [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%
Nominal Interest Rate	1.50%
Current, Maturity	$ 39,905
Non-current, Maturity	20,820,002
Banco De Credito E Inversiones [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 97
Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 13
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	282,176,822
More than 90 Days [Member] | Banco Santander [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	65,829,996
More than 90 Days [Member] | Banco de Chile [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	73,453,456
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	73,453,456
More than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	69,400,009
More than 90 Days [Member] | INTER-AMERICAN INVESTIMENT CORPORATION [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	39,905
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	104,100,014
Two to Three Years [Member] | Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	104,100,014
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	124,920,015
Three to Four Years [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	104,100,013
Three to Four Years [Member] | INTER-AMERICAN INVESTIMENT CORPORATION [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,820,002
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,350,867	122
Less than 90 Days [Member] | Banco Santander [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		12
Less than 90 Days [Member] | Linea sobregiro Banco Santander [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4
Less than 90 Days [Member] | Linea sobregiro Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	814,628
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	377,320
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 158,913
Less than 90 Days [Member] | Banco De Credito E Inversiones [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		97
Less than 90 Days [Member] | Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 13